Cash Flow (Tables)	12 Months Ended
Dec. 31, 2013
Cash Flow (Abstract)
Schedule Of Cash Flow Supplemental Disclosures (Table Text Block)

Crude's Net Assets	As of September 30, 2011
Trade receivables	$8,321
Prepayments and other assets	629
Inventories	9,503
Vessels	351,750
Total assets	370,203
Trade accounts payable	$12,497
Due to related parties	10,457
Accrued liabilities	1,525
Long term debt	134,580
Total liabilities	159,059
Total Net Assets	211,144